DRYDEN GLOBAL TOTAL RETURN FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

December 31, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:    Dryden Global Total Return Fund, Inc.

        1933 Act File No. 33-63943 and 1940 Act File No. 811-4661

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 31, 2007.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-5032.

Very Truly Yours,

/s/ Claudia DiGiacomo

     Claudia DiGiacomo
     Assistant Secretary